Employee Benefit Plans (Details 4)	Dec. 31, 2019	Dec. 31, 2018
Equity securities [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	22.30%	20.80%
Equity securities [Member] | UNITED STATES
Disclosure of defined benefit plans [line items]
Fair value plan assets	19.80%	12.70%
Equity securities [Member] | INTERNATIONAL
Disclosure of defined benefit plans [line items]
Fair value plan assets	14.10%	18.10%
Fixed income instruments [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	41.20%	45.70%
Cash and cash equivalents [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	2.60%	2.70%